Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025		Oct. 31, 2024	Jan. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	$ 1,328,329		$ 1,305,445
Decreases (increases) in the Bank's before-tax annual earnings		38		45	$ 61
The unrealized foreign currency translation losses		363		324	$ 345
Derivative liabilities transferred into Level 3		0		0
Derivative liabilities transferred out of Level 3		0		0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one		392		447
Liabilities transferred out of level one into level two		1,366		296
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		1,004		1,873
Assets transferred out of level one into level two		1,519		1,503
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		788		4,558
Assets transferred out of level one into level two		6,393		3,135
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	223,515
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	1,104,814
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	545,744		539,431
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		130,966	[1],[2]	127,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		66,000		$ 64,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	$ 414,778
Percentage of residential mortgage portfolio insured		23.00%		24.00%
Percentage of residential mortgage portfolio uninsured to average loan value		52.00%		51.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
[2]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.